UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549
                   Form 13F
              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [   ] ; Amendment Number:

  This Amendment (Check only one.):  [   ] is a restatement.
                                     [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wedgewood Partners, Inc.
Address: 9909 Clayton Road
         Suite 103
         St. Louis, Missouri 63124

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David A. Rolfe
Title:    Chief Investment Officer
Phone:    314-567-6407

Signature, Place, and Date of Signing:

/s/ David A. Rolfe    St. Louis, MO    11/14/2012




Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if all holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

List of Other Managers Reporting for this Manager:  NONE



                FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:  NONE

Form 13F Information Table Entry Total:  20

Form 13F Information Table Value Total:  $1,567,588,920

List of Other Included managers Reporting for this Manager:  NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express                COM             25816109     66219  1164598 SH       SOLE                   345423   527175   292000
Apple Computer                  COM             37833100    161943   242756 SH       SOLE                    69469   118287    55000
Berkshire Hathaway              COM             84670702    134429  1524141 SH       SOLE                   468648   672493   383000
Charles Schwab                  COM             808513105    66828  5225011 SH       SOLE                  1594788  2326223  1304000
Coach                           COM             189754104    68523  1223191 SH       SOLE                   374683   523508   325000
Cognizant Technology            COM             192446102    83859  1199352 SH       SOLE                   360857   529495   309000
Cummins                         COM             231021106    86639   939586 SH       SOLE                   286250   412336   241000
EMC                             COM             268648102    59164  2169547 SH       SOLE                   625915   995632   548000
Expeditors International        COM             302130109    57896  1592291 SH       SOLE                   491824   688467   412000
Express Scripts                 COM             302182100   101703  1622838 SH       SOLE                   483739   722099   417000
Gilead Sciences                 COM             375558103    59635   899059 SH       SOLE                   270212   395847   233000
Google                          COM             38259P508   122015   161717 SH       SOLE                    49360    71357    41000
National Oilwell Varco          COM             637071101    46078   575189 SH       SOLE                   184750   231439   159000
Perrigo                         COM             713448108    50136   431574 SH       SOLE                   128816   191758   111000
Qualcomm                        COM             747525103   103303  1653648 SH       SOLE                   503527   737121   413000
Schlumberger                    COM             469814107    60155   831681 SH       SOLE                   249387   371294   211000
Stericycle                      COM             858912108    47052   520024 SH       SOLE                   144632   226392   149000
Varian Medical Systems          COM             92220P105    69938  1159456 SH       SOLE                   348321   518135   293000
Verisk Analytics                COM             92345Y106    51460  1080858 SH       SOLE                   332122   465736   283000
Visa                            COM             92826C839    70614   525868 SH       SOLE                   156384   234484   135000